Vessels	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Vessels
Vessels
The Company took delivery of the SBI Cakewalk on August 26, 2014 and SBI Charleston on September 26, 2014. These vessels have an aggregate carrying value of $66,633 which is net of accumulated depreciation of $686 as of December 31, 2014.

Owned vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Cakewalk	2014	82,000	Kamsarmax
SBI Charleston	2014	82,000	Kamsarmax
Total DWT		164,000